Basis of preparation (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 305,206	SFr 217,720
Net operating loss (NOL)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 305,206	SFr 217,720